UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities, Fund, Inc
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: August 31,2006

Date of reporting period: May 31,2006

Item 1: Schedule of Investments.

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)	May 31, 2006

Principal Amount		Rate	Maturity Date	Value
U.S. TREASURY OBLIGATIONS (7.1%)
$1,000,000	U.S. Treasury Notes	3.25%	1/15/09	$956,954
1,000,000	U.S. Treasury Notes	4.00	3/15/10	965,469
2,000,000	U.S. Treasury Notes	4.00	11/15/12	1,883,594
1,046,190	U.S. Treasury Notes (a)	1.63	1/15/15	981,907
1,000,000	U.S. Treasury Notes	4.50	11/15/15	952,852
1,000,000	U.S. Treasury Notes	8.75	5/15/17	1,292,110
7,046,190	TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,282,919)			7,032,886

U.S. GOVERNMENT AGENCY OBLIGATIONS (84.8%)

	FEDERAL FARM CREDIT BANK (8.1%)
2,000,000	Federal Farm Credit Bank	6.03	5/7/08	2,026,494
1,000,000	Federal Farm Credit Bank	6.82	3/16/09	1,038,989
1,000,000	Federal Farm Credit Bank	4.85	10/25/12	973,739
1,000,000	Federal Farm Credit Bank	5.30	6/22/15	965,605
3,000,000	Federal Farm Credit Bank	5.70	7/3/17	2,997,270
8,000,000	TOTAL FEDERAL FARM CREDIT BANK (Cost $8,257,536)			8,002,097

	FEDERAL HOME LOAN BANK (17.6%)
1,000,000	Federal Home Loan Bank	2.85	2/13/07	983,018
500,000	Federal Home Loan Bank	4.88	5/15/07	497,893
500,000	Federal Home Loan Bank	3.50	11/15/07	487,434
1,000,000	Federal Home Loan Bank	4.00	3/10/08	978,121
3,000,000	Federal Home Loan Bank	4.43	4/7/08	2,954,349
1,000,000	Federal Home Loan Bank	6.01	4/22/08	1,012,569
1,000,000	Federal Home Loan Bank	4.25	5/16/08	980,751
1,000,000	Federal Home Loan Bank	4.10	6/13/08	977,212
1,000,000	Federal Home Loan Bank	5.00	8/15/08	991,122
1,000,000	Federal Home Loan Bank	5.25	11/14/08	997,836
1,000,000	Federal Home Loan Bank	6.21	6/2/09	1,024,531
1,000,000	Federal Home Loan Bank	4.38	3/17/10	967,951
1,000,000	Federal Home Loan Bank	4.38	9/17/10	963,815
3,000,000	Federal Home Loan Bank	7.45	2/3/20	3,555,030
17,000,000	TOTAL FEDERAL HOME LOAN BANK (Cost $17,542,950)			17,371,632

	FEDERAL HOME LOAN MORTGAGE CORPORATION (22.6%)
1,000,000	Federal Home Loan Mortgage Corporation	4.26	7/19/07	988,376
1,000,000	Federal Home Loan Mortgage Corporation	3.25	11/2/07	970,485
850,964	Federal Home Loan Mortgage Corporation Gold PC Pool #M90840	3.00	9/1/08	815,952
2,000,000	Federal Home Loan Mortgage Corporation	4.25	7/15/09	1,939,774
1,000,000	Federal Home Loan Mortgage Corporation	4.00	12/15/09	958,010
1,000,000	Federal Home Loan Mortgage Corporation	4.13	7/12/10	955,619
1,500,000	Federal Home Loan Mortgage Corporation	5.50	9/15/11	1,508,400
1,000,000	Federal Home Loan Mortgage Corporation	4.50	5/14/12	947,394
1,000,000	Federal Home Loan Mortgage Corporation	4.75	5/6/13	947,535
874,958	Federal Home Loan Mortgage Corporation REMIC Trust Series 2849 Class VA	5.00	8/15/15	853,683
28,300	Federal Home Loan Mortgage Corporation Gold PC Pool #E92226	5.00	11/1/17	27,413
465,433	Federal Home Loan Mortgage Corporation Gold PC Pool #E93499	5.00	12/1/17	450,841
32,105	Federal Home Loan Mortgage Corporation Gold PC Pool #E92829	5.00	12/1/17	31,098
787,770	Federal Home Loan Mortgage Corporation REMIC Trust Series 2892 Class DC	4.50	12/15/17	758,518
70,961	Federal Home Loan Mortgage Corporation Gold PC Pool #B17398	4.50	12/1/19	67,235
503,510	Federal Home Loan Mortgage Corporation Gold PC Pool #G18044	4.50	3/1/20	476,414
310,548	Federal Home Loan Mortgage Corporation Gold PC Pool #B18034	4.50	4/1/20	293,836
71,206	Federal Home Loan Mortgage Corporation Gold PC Pool #J00118	5.00	10/1/20	68,772
892,504	Federal Home Loan Mortgage Corporation Gold PC Pool #J00139	5.00	10/1/20	861,988

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments

Principal Amount		Rate	Maturity Date	Value
$1,000,000	Federal Home Loan Mortgage Corporation REMIC Trust Series 2937 Class JC	5.00%	9/15/22	$990,642
725,501	Federal Home Loan Mortgage Corporation Gold PC Pool #C90684	4.50	5/1/23	673,315
1,000,000	Federal Home Loan Mortgage Corporation	6.75	3/15/31	1,154,609
685,790	Federal Home Loan Mortgage Corporation REMIC Trust Series 2645 Class NA	3.50	9/15/31	633,722
526,869	Federal Home Loan Mortgage Corporation REMIC Trust Series 2594 Class OR	4.25	6/15/32	502,589
1,947,655	Federal Home Loan Mortgage Corporation Gold PC Pool #C77717	6.00	3/1/33	1,932,309
1,134,965	Federal Home Loan Mortgage Corporation Gold PC Pool #A29526	5.00	1/1/35	1,065,073
614,411	Federal Home Loan Mortgage Corporation Gold PC Pool #A29633	5.00	1/1/35	576,576
829,187	Federal Home Loan Mortgage Corporation Pool #783022	4.43(b)	2/1/35	799,576
22,852,637	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (Cost $23,069,892)			22,249,754

	FEDERAL NATIONAL MORTGAGE ASSOCIATION (34.0%)
329,389	Federal National Mortgage Association Pool #313032	7.04	7/1/06	328,759
1,000,000	Federal National Mortgage Association	4.75	1/2/07	996,117
1,000,000	Federal National Mortgage Association	4.10	6/14/07	987,793
10,000,000	Federal National Mortgage Association	6.45	4/1/08	9,992,190
58,478	Federal National Mortgage Association Pool #254243	6.00	2/1/09	58,485
136,045	Federal National Mortgage Association Pool #254273	5.00	3/1/09	133,853
616,719	Federal National Mortgage Association Pool #254956	4.00	11/1/10	587,711
1,000,000	Federal National Mortgage Association	4.50	2/15/11	964,350
386,328	Federal National Mortgage Association Pool #255325	4.50	7/1/11	372,656
1,000,000	Federal National Mortgage Association	5.00	4/16/15	957,040
178,949	Federal National Mortgage Association Pool #511823	5.50	5/1/16	176,803
148,298	Federal National Mortgage Association Pool #615289	5.50	12/1/16	146,520
372,978	Federal National Mortgage Association Pool #622373	5.50	12/1/16	368,505
177,843	Federal National Mortgage Association Pool #631328	5.50	2/1/17	175,644
284,647	Federal National Mortgage Association Pool #623503	6.00	2/1/17	286,674
25,475	Federal National Mortgage Association Pool #643277	5.50	4/1/17	25,160
25,538	Federal National Mortgage Association Pool #638247	5.50	5/1/17	25,222
480,754	Federal National Mortgage Association Pool #254684	5.00	3/1/18	465,815
149,240	Federal National Mortgage Association Pool #685183	5.00	3/1/18	144,602
602,123	Federal National Mortgage Association Pool #695828	5.00	4/1/18	583,413
167,959	Federal National Mortgage Association Pool #703936	5.00	5/1/18	162,739
747,572	Federal National Mortgage Association Pool #703617	5.00	7/1/18	724,342
732,030	Federal National Mortgage Association Pool #790984	5.00	7/1/19	708,567
784,386	Federal National Mortgage Association Pool #786915	5.00	8/1/19	759,245
961,434	Federal National Mortgage Association Pool #844207	5.00	11/1/20	929,327
529,985	Federal National Mortgage Association REMIC Trust Series 2003-28 Class KA	4.25	3/25/22	506,748
485,099	Federal National Mortgage Association REMIC Trust Series 2003-38 Class TC	5.00	3/25/23	471,502
252,174	Federal National Mortgage Association Pool #412682	6.00	3/1/28	250,279
67,199	Federal National Mortgage Association Pool #424691	6.50	4/1/28	68,148
192,769	Federal National Mortgage Association Pool #425239	6.50	4/1/28	195,492
1,000,000	Federal National Mortgage Association	7.25	5/15/30	1,221,315
1,000,000	Federal National Mortgage Association	6.63	11/15/30	1,140,682
1,734	Federal National Mortgage Association Pool #568625	7.50	1/1/31	1,800
102,840	Federal National Mortgage Association Pool #571090	7.50	1/1/31	106,773
1,943	Federal National Mortgage Association Pool #573935	7.50	3/1/31	2,017
66,099	Federal National Mortgage Association Pool #629297	6.50	2/1/32	66,924
616,250	Federal National Mortgage Association Pool #626440	7.50	2/1/32	639,428
94,625	Federal National Mortgage Association Pool #634996	6.50	5/1/32	95,754
114,817	Federal National Mortgage Association Pool #254383	7.50	6/1/32	119,136
416,486	Federal National Mortgage Association Pool #254476	5.50	9/1/32	402,900
12,378	Federal National Mortgage Association Pool #688539	5.50	3/1/33	11,971
570,594	Federal National Mortgage Association Pool #650386	5.00	7/1/33	537,684
601,916	Federal National Mortgage Association Pool #726889	5.50	7/1/33	582,115
633,142	Federal National Mortgage Association Pool #759028	5.50	1/1/34	612,314
318,216	Federal National Mortgage Association Pool #761913	5.50	2/1/34	307,379
331,402	Federal National Mortgage Association Pool #763393	5.50	2/1/34	320,499
308,738	Federal National Mortgage Association Pool #769862	5.50	2/1/34	298,224
33,262	Federal National Mortgage Association Pool #769682	5.00	3/1/34	31,306

Value Line U.S. Government Securities Fund, Inc.

May 31, 2006

Principal Amount		Rate	Maturity Date	Value
$26,476	Federal National Mortgage Association Pool #778141	5.00%	5/1/34	$24,919
472,673	Federal National Mortgage Association Pool #773586	5.50	6/1/34	456,576
598,381	Federal National Mortgage Association Pool #255311	6.00	7/1/34	592,411
31,865	Federal National Mortgage Association Pool #258149	5.50	9/1/34	30,780
5,123	Federal National Mortgage Association Pool #789150	5.00	10/1/34	4,821
789,979	Federal National Mortgage Association Pool #255496	5.00	11/1/34	743,510
86,456	Federal National Mortgage Association Pool #797154	5.50	11/1/34	83,511
191,393	Federal National Mortgage Association Pool #801063	5.50	11/1/34	184,875
333,146	Federal National Mortgage Association Pool #803675	5.50	12/1/34	321,801
456,214	Federal National Mortgage Association Pool #804683	5.50	12/1/34	440,678
807,867	Federal National Mortgage Association Pool #815813	4.58(b)	2/1/35	782,655
61,281	Federal National Mortgage Association Pool #255580	5.50	2/1/35	59,194
816,567	Federal National Mortgage Association Pool #735224	5.50	2/1/35	789,704
33,795,274	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Cost $34,353,861)			33,567,357

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.5%)
277,917	Government National Mortgage Association Pool #003645	4.50	12/20/19	264,775
17,024	Government National Mortgage Association Pool #541349	6.00	4/15/31	16,987
32,077	Government National Mortgage Association Pool #557681	6.00	8/15/31	32,006
225,342	Government National Mortgage Association Pool #548880	6.00	12/15/31	224,846
161,138	Government National Mortgage Association Pool #551762	6.00	4/15/32	160,776
67,203	Government National Mortgage Association Pool #582415	6.00	11/15/32	67,051
382,110	Government National Mortgage Association Pool #604485	6.00	7/15/33	381,198
223,860	Government National Mortgage Association Pool #622603	6.00	11/15/33	223,326
11,194	Government National Mortgage Association Pool #429786	6.00	12/15/33	11,168
509,306	Government National Mortgage Association Pool #605025	6.00	2/15/34	508,272
13,587	Government National Mortgage Association Pool #626480	6.00	2/15/34	13,560
115,787	Government National Mortgage Association Pool #610944	5.50	4/15/34	112,837
163,651	Government National Mortgage Association Pool #605245	5.50	6/15/34	159,480
336,002	Government National Mortgage Association Pool #583008	5.50	6/15/34	327,439
2,536,198	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (Cost $2,573,266)			2,503,721
84,184,109	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $85,797,505)			83,694,561
91,230,299	TOTAL INVESTMENT SECURITIES (91.9%) (Cost $93,080,424)			90,727,447

Principal Amount				Value
REPURCHASE AGREEMENTS (c) (7.4%)
3,800,000	With Morgan Stanley & Co., 4.78%, dated 5/31/06, due 6/1/06, delivery value $3,800,505 (collateralized by $3,770,000 U.S. Treasury Notes 7.00%, due 7/15/06 with a value of $3,877,981)			3,800,000
3,500,000	With UBS Securities, LLC, 4.79%, dated 5/31/06, due 6/1/06, delivery value $3,500,466 (collateralized by $3,425,000 U.S. Treasury Notes 5.50%, due 8/15/28, with a value of $3,542,788)			3,500,000
7,300,000	TOTAL REPURCHASE AGREEMENTS (Cost $7,300,000)			7,300,000

	CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)			649,138

	NET ASSETS (100.0%)			$98,676,585

	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($98,676,585 ÷ 8,800,791 shares outstanding )			$11.21

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments

(a)	Treasury Inflation Protected Security (TIPS).
(b)	Variable rate security. The rate shown is as of May 31, 2006.
(c)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

The Fund's unrealized appreciation/(depreciation) as of May 31, 2006 was as follows:
Total Cost	Appreciation	Depreciation	Total Net Unrealized Depreciation
$100,380,424	$333,890	$(2,686,867)	$(2,352,977)

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	07/31/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:	07/31/2006